SCHEDULE OF CASH IN EXCESS OF FDIC LIMITS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Cash, FDIC amount	$ 250,000	$ 250,000	$ 250,000
Total cash in excess of FDIC limits of $250,000	$ 415,853	$ 715,852	$ 161,644